Item 1. SCHEDULE OF INVESTMENTS
KANSAS MUNICIPAL FUND
Schedule of Investments April 30, 2021 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (91.4%)

Education (4.1%)
Johnson County Community College Foundation Inc 4.000% 11/15/2023	$870,000	$952,850
Kansas Development Finance Authority 2.000% 05/01/2035 Callable @ 100.000 05/01/2029	960,000	985,085
Kansas Development Finance Authority 3.000% 06/01/2031 Callable @ 100.000 06/01/2028	500,000	552,150
Kansas Development Finance Authority 3.000% 10/01/2044 Callable @ 100.000 10/01/2027	500,000	514,360
Kansas Development Finance Authority 5.000% 06/01/2027 Callable @ 100.000 06/01/2021	250,000	251,010
		3,255,455
General Obligation (38.4%)
*Allen County Unified School District No 257 3.000% 09/01/2038 Callable @ 100.000 09/01/2028	1,000,000	1,064,840
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2027 Callable @ 100.000 09/01/2024	250,000	284,908
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2028 Callable @ 100.000 09/01/2024	250,000	286,603
City of Arkansas City KS 2.000% 08/01/2036 Callable @ 100.000 02/01/2028	500,000	511,775
City of Bonner Springs KS 2.000% 09/01/2040 Callable @ 100.000 09/01/2027	325,000	326,089
City of Bonner Springs KS 3.000% 09/01/2044 Callable @ 100.000 09/01/2028	1,060,000	1,146,273
City of Burlingame KS 3.000% 09/01/2045 Callable @ 100.000 09/01/2027	365,000	377,286
City of Hillsboro KS 3.000% 09/01/2024	100,000	107,089
City of Hillsboro KS 3.000% 09/01/2027 Callable @ 100.000 09/01/2026	225,000	245,052
City of Hillsboro KS 3.000% 09/01/2028 Callable @ 100.000 09/01/2026	230,000	246,277
City of Hillsboro KS 3.000% 09/01/2029 Callable @ 100.000 09/01/2026	240,000	254,287
City of Hutchinson KS 2.500% 10/01/2040 Callable @ 100.000 10/01/2029	420,000	437,627
City of Ozawkie KS 3.000% 09/01/2039 Callable @ 100.000 09/01/2027	335,000	356,001
City of Prairie Village KS 3.000% 09/01/2049 Callable @ 100.000 09/01/2027	1,500,000	1,616,325
City of South Hutchinson KS 4.000% 10/01/2038 Callable @ 100.000 10/01/2025	355,000	389,034
City of Topeka KS 3.000% 08/15/2021	1,000,000	1,008,100
City of Topeka KS 3.000% 08/15/2022	500,000	518,145
City of Wichita KS 2.000% 12/01/2038 Callable @ 100.000 12/01/2028	250,000	251,168
City of Wichita KS 4.500% 09/01/2022	150,000	150,075
City of Wichita KS 4.750% 09/01/2027	180,000	180,167
County of Clay KS 4.000% 10/01/2036 Callable @ 100.000 10/01/2024	500,000	539,305
County of Johnson KS 2.000% 09/01/2034 Callable @ 100.000 09/01/2029	500,000	525,400
County of Linn KS 3.000% 07/01/2036 Callable @ 100.000 07/01/2029	1,100,000	1,193,016
County of Reno KS 3.000% 09/01/2036 Callable @ 100.000 09/01/2028	250,000	273,645
County of Scott KS 5.000% 04/01/2032 Callable @ 100.000 04/01/2026	500,000	590,380
County of Thomas KS 3.000% 12/01/2047 Callable @ 100.000 12/01/2029	1,000,000	1,060,190
Douglas County Unified School District No 348 Baldwin City 4.000% 09/01/2030 Callable @ 100.000 09/01/2025	250,000	281,478
Geary County Unified School District No 475 4.000% 09/01/2033 Callable @ 100.000 09/01/2025	350,000	390,180
Greenwood County Unified School District No 389 Eureka 4.000% 09/01/2021	150,000	151,749
Johnson & Miami Counties Unified School District No 230 Spring Hills 5.000% 09/01/2037 Callable @ 100.000 09/01/2027	500,000	623,055
Johnson & Miami Counties Unified School District No 230 Spring Hills 5.000% 09/01/2039 Callable @ 100.000 09/01/2027	2,000,000	2,525,880
Johnson County Unified School District No 231 Gardner Edgerton 5.000% 10/01/2025 Callable @ 100.000 10/01/2023	250,000	279,890
Leavenworth County Unified School District No 453 4.000% 09/01/2037 Callable @ 100.000 09/01/2026	650,000	767,254
Leavenworth County Unified School District No 464 4.000% 09/01/2031 Callable @ 100.000 09/01/2027	500,000	581,730
Linn County Unified School District No 362 Prairie View 3.000% 09/01/2035 Callable @ 100.000 09/01/2028	500,000	547,050
Lyon County Unified School District No 253 Emporia 4.000% 09/01/2039 Callable @ 100.000 09/01/2027	750,000	862,260
Lyon County Unified School District No 253 Emporia 4.000% 09/01/2048 Callable @ 100.000 09/01/2027	1,000,000	1,093,910
Miami County Unified School District No 368 Paola 5.000% 09/01/2027 Callable @ 100.000 09/01/2021	10,000	10,166
Miami County Unified School District No 416 Louisburg 3.000% 09/01/2040 Callable @ 100.000 09/01/2028	400,000	426,220
Miami County Unified School District No 416 Louisburg 3.000% 09/01/2041 Callable @ 100.000 09/01/2028	400,000	425,096
Rice County Unified School District No 444 4.000% 09/01/2031 Callable @ 100.000 09/01/2027	710,000	832,660
Riley County Unified School District No 378 Riley 4.000% 09/01/2028 Callable @ 100.000 09/01/2027	680,000	807,983
Riley County Unified School District No 383 Manhattan Ogden 4.000% 09/01/2039 Callable @ 100.000 09/01/2027	1,000,000	1,141,880
Sedgwick County Unified School District No 262 Valley Center 5.000% 09/01/2035 Callable @ 100.000 09/01/2024	405,000	467,208
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033 Callable @ 100.000 09/01/2022	85,000	90,572
Seward County Unified School District No 480 Liberal 5.000% 09/01/2034 Callable @ 100.000 09/01/2022	500,000	534,450
Wyandotte County Kansas City Unified Government 2.250% 08/01/2037 Callable @ 100.000 08/01/2028	410,000	423,616
Wyandotte County Kansas City Unified Government 2.250% 08/01/2038 Callable @ 100.000 08/01/2028	1,000,000	1,027,700
Wyandotte County Kansas City Unified Government 2.375% 08/01/2040 Callable @ 100.000 08/01/2028	1,000,000	1,025,860
Wyandotte County Unified School District No 500 Kansas City 5.000% 09/01/2026	1,000,000	1,225,970
		30,482,872
Health Care (13.8%)
Ashland Public Building Commission 5.000% 09/01/2030 Callable @ 100.000 09/01/2023	1,020,000	1,093,501
Ashland Public Building Commission 5.000% 09/01/2032 Callable @ 100.000 09/01/2024	550,000	605,600
Ashland Public Building Commission 5.000% 09/01/2035 Callable @ 100.000 09/01/2023	500,000	532,005
City of Lawrence KS 5.000% 07/01/2043 Callable @ 100.000 07/01/2028	1,500,000	1,776,570
City of Manhattan KS 5.000% 11/15/2023 Callable @ 100.000 11/15/2022	250,000	268,718
City of Manhattan KS 5.000% 11/15/2024 Callable @ 100.000 11/15/2022	250,000	268,340
City of Manhattan KS 5.000% 11/15/2029 Callable @ 100.000 11/15/2022	500,000	530,885
City of Olathe KS 4.000% 09/01/2028 Callable @ 100.000 09/01/2021	250,000	252,615
City of Olathe KS 4.000% 09/01/2030 Callable @ 100.000 09/01/2021	295,000	297,820
Kansas Development Finance Authority 4.125% 11/15/2027 Callable @ 100.000 11/15/2022	100,000	105,273
University of Kansas Hospital Authority 3.000% 03/01/2041 Callable @ 100.000 03/01/2030	500,000	531,810
University of Kansas Hospital Authority 4.000% 09/01/2040 Callable @ 100.000 09/01/2025	500,000	544,290
University of Kansas Hospital Authority 4.000% 09/01/2048 Callable @ 100.000 03/01/2029	1,000,000	1,122,510
University of Kansas Hospital Authority 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	500,000	571,980
University of Kansas Hospital Authority 5.000% 09/01/2048 Callable @ 100.000 03/01/2029	2,000,000	2,421,280
		10,923,196
Other Revenue (8.8%)
City of Manhattan KS 4.500% 12/01/2025	500,000	500,075
City of Manhattan KS 5.000% 12/01/2026	310,000	310,295
*City of Manhattan KS 5.000% 12/01/2032	1,000,000	1,000,240
City of Wichita KS 4.000% 09/01/2038 Callable @ 100.000 09/01/2027	1,000,000	1,125,200
#Clay Center Public Building Commission 3.000% 09/01/2027	290,000	325,830
Dickson County Public Building Commission 4.000% 08/01/2038 Callable @ 100.000 08/01/2028	750,000	862,800
Hoisington Public Building Commission 3.000% 11/01/2040 Callable @ 100.000 11/01/2029	660,000	694,967
Hoisington Public Building Commission 3.000% 11/01/2045 Callable @ 100.000 11/01/2029	500,000	521,575
Johnson County Public Building Commission 4.000% 09/01/2022	405,000	425,764
Kansas Development Finance Authority 3.000% 11/01/2033 Callable @ 100.000 11/01/2027	1,000,000	1,067,300
Washington County Public Building Commission 4.000% 09/01/2028 Callable @ 100.000 09/01/2022	100,000	104,402
		6,938,447
Pre-Refunded (12.4%)
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2029 Callable @ 100.000 09/01/2024	250,000	288,248
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2030 Callable @ 100.000 09/01/2024	250,000	288,248
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2031 Callable @ 100.000 09/01/2024	500,000	576,495
City of Olathe KS 4.000% 09/01/2030 Callable @ 100.000 09/01/2021	150,000	151,883
City of Wichita KS 5.000% 11/15/2029 Callable @ 100.000 11/15/2021	300,000	307,593
*Franklin County Unified School District No 290 Ottawa 5.000% 09/01/2040 Callable @ 100.000 09/01/2025	3,000,000	3,574,020
Jackson County Unified School District No 336 Holton 5.000% 09/01/2029 Callable @ 100.000 09/01/2022	135,000	143,987
Jackson County Unified School District No 336 Holton 5.000% 09/01/2029 Callable @ 100.000 09/01/2022	115,000	122,639
Jackson County Unified School District No 336 Holton 5.000% 09/01/2034 Callable @ 100.000 09/01/2022	140,000	149,320
Jackson County Unified School District No 336 Holton 5.000% 09/01/2034 Callable @ 100.000 09/01/2022	110,000	117,307
Leavenworth County Unified School District No 458 5.000% 09/01/2029 Callable @ 100.000 09/01/2023	500,000	556,275
Leavenworth County Unified School District No 469 4.000% 09/01/2030 Callable @ 100.000 09/01/2022	320,000	335,744
Miami County Unified School District No 368 Paola 5.000% 09/01/2027 Callable @ 100.000 09/01/2021	135,000	137,232
Miami County Unified School District No 368 Paola 5.000% 09/01/2027 Callable @ 100.000 09/01/2021	105,000	106,739
Neosho County Unified School District No 413 4.000% 09/01/2031 Callable @ 100.000 09/01/2023	250,000	267,573
Seward County Unified School District No 480 Liberal 4.250% 09/01/2039 Callable @ 100.000 09/01/2022	500,000	525,575
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033 Callable @ 100.000 09/01/2022	85,000	90,421
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033 Callable @ 100.000 09/01/2022	330,000	351,094
Washington County Public Building Commission 4.000% 09/01/2028 Callable @ 100.000 09/01/2022	500,000	525,915
Washington County Public Building Commission 5.000% 09/01/2032 Callable @ 100.000 09/01/2022	500,000	533,005
Washington County Public Building Commission 5.000% 09/01/2037 Callable @ 100.000 09/01/2022	400,000	425,848
Wyandotte County Unified School District No 202 Turner 5.000% 09/01/2025 Callable @ 100.000 09/01/2023	250,000	277,765
		9,852,924
Transportation (1.1%)
State of Kansas Department of Transportation 5.000% 09/01/2033 Callable @ 100.000 09/01/2025	500,000	582,340
State of Kansas Department of Transportation 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	250,000	291,708
		874,048
Utilities (12.8%)
City of McPherson KS Water System Revenue 2.000% 10/01/2037 Callable @ 100.000 10/01/2029	425,000	433,390
City of McPherson KS Water System Revenue 3.000% 10/01/2031 Callable @ 100.000 10/01/2029	150,000	168,372
City of McPherson KS Water System Revenue 3.000% 10/01/2032 Callable @ 100.000 10/01/2029	175,000	194,856
City of Topeka KS Combined Utility Revenue 4.000% 08/01/2023	500,000	542,830
Kansas Municipal Energy Agency 5.000% 04/01/2030 Callable @ 100.000 04/01/2026	250,000	293,133
Kansas Municipal Energy Agency 5.000% 04/01/2032 Callable @ 100.000 04/01/2026	500,000	583,090
Kansas Municipal Energy Agency 5.000% 04/01/2033 Callable @ 100.000 04/01/2026	745,000	866,405
Kansas Municipal Energy Agency 5.000% 04/01/2035 Callable @ 100.000 04/01/2026	300,000	350,295
Kansas Municipal Energy Agency 5.000% 04/01/2038 Callable @ 100.000 04/01/2026	1,000,000	1,159,870
*Kansas Municipal Energy Agency 5.750% 07/01/2038 Callable @ 100.000 07/01/2023	1,000,000	1,094,040
Kansas Power Pool 4.000% 12/01/2031 Callable @ 100.000 12/01/2025	500,000	549,860
Saline County Public Building Commission/KS 2.000% 09/01/2031 Callable @ 100.000 09/01/2028	435,000	450,864
Saline County Public Building Commission/KS 3.000% 09/01/2029 Callable @ 100.000 09/01/2028	410,000	462,484
Wyandotte County Kansas City Unified Government Utility System Revenue 3.000% 09/01/2040 Callable @ 100.000 09/01/2030	250,000	269,125
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2028 Callable @ 100.000 09/01/2026	500,000	606,750
*Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2032 Callable @ 100.000 09/01/2022	1,250,000	1,318,300
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	500,000	573,565
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2036 Callable @ 100.000 09/01/2021	250,000	253,408
		10,170,636

TOTAL MUNICIPAL BONDS (COST: $68,537,222)		$72,497,578

OTHER ASSETS LESS LIABILITIES (8.6%)		6,845,792

NET ASSETS (100.0%)		$79,343,370

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#When-issued purchase as of April 30, 2021.

MAINE MUNICIPAL FUND
Schedule of Investments April 30, 2021 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (92.1%)

Education (9.6%)
Maine Educational Loan Authority 4.450% 12/01/2025	$100,000	$100,328
Maine Health & Higher Educational Facilities Authority 4.750% 07/01/2031 Callable @ 100.000 07/01/2021	180,000	180,475
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2026	940,000	1,124,306
		1,405,109
General Obligation (24.5%)
City of Auburn ME 4.500% 09/01/2022	100,000	105,961
City of Biddeford ME 4.000% 10/01/2026	250,000	297,085
City of Lewiston ME 2.750% 03/15/2038 Callable @ 100.000 03/15/2027	100,000	103,546
City of Lewiston ME 2.750% 03/15/2039 Callable @ 100.000 03/15/2027	250,000	259,425
City of Lewiston ME 2.750% 03/15/2040 Callable @ 100.000 03/15/2027	250,000	260,130
City of Portland ME 4.125% 10/01/2029	100,000	100,095
City of Portland ME 4.250% 05/01/2029	150,000	150,089
City of Portland ME 5.000% 08/01/2021	125,000	126,706
City of Portland ME 5.000% 08/01/2022 Callable @ 100.000 08/01/2021	125,000	126,746
City of Waterville ME 4.000% 07/01/2025 Callable @ 100.000 07/01/2021	135,000	135,957
*Maine School Administrative District No 28 4.000% 05/01/2036 Callable @ 100.000 05/01/2028	500,000	575,615
Maine School Administrative District No 51 4.000% 10/15/2029 Callable @ 100.000 10/15/2024	100,000	110,944
Regional School Unit No 26 3.000% 09/01/2044 Callable @ 100.000 09/01/2029	475,000	506,773
Town of Brunswick ME 2.500% 11/01/2041 Callable @ 100.000 11/01/2030	500,000	515,835
Town of Scarborough ME 4.000% 11/01/2028 Callable @ 100.000 11/01/2023	100,000	108,406
Wells Ogunquit Community School District 4.000% 11/01/2024	100,000	111,803
		3,595,116
Health Care (17.3%)
Maine Health & Higher Educational Facilities Authority 3.000% 07/01/2039 Callable @ 100.000 07/01/2029	250,000	263,595
Maine Health & Higher Educational Facilities Authority 4.500% 07/01/2031	5,000	5,002
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2029 Callable @ 100.000 07/01/2024	1,000,000	1,105,400
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2030 Callable @ 100.000 07/01/2024	500,000	551,285
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2031 Callable @ 100.000 07/01/2024	500,000	553,845
Maine Health & Higher Educational Facilities Authority 5.250% 07/01/2023	55,000	55,017
		2,534,144
Housing (15.3%)
Maine State Housing Authority 2.250% 11/15/2045 Callable @ 100.000 05/15/2029	250,000	252,660
Maine State Housing Authority 2.500% 11/15/2045 Callable @ 100.000 11/15/2028	165,000	166,982
Maine State Housing Authority 3.000% 11/15/2036 Callable @ 100.000 11/15/2025	400,000	414,216
Maine State Housing Authority 3.350% 11/15/2044 Callable @ 100.000 05/15/2028	155,000	163,976
Maine State Housing Authority 4.000% 11/15/2035 Callable @ 100.000 11/15/2024	435,000	462,562
*Maine State Housing Authority 4.000% 11/15/2044 Callable @ 100.000 05/15/2028	500,000	542,775
Maine State Housing Authority 5.000% 06/15/2024	250,000	250,128
		2,253,298
Other Revenue (4.4%)
Maine Municipal Bond Bank 3.000% 11/01/2040 Callable @ 100.000 11/01/2030	250,000	272,440
Maine Municipal Bond Bank 4.000% 11/01/2038 Callable @ 100.000 11/01/2022	125,000	129,513
Maine Municipal Bond Bank 5.000% 11/01/2025 Callable @ 100.000 11/01/2022	125,000	134,560
Maine Municipal Bond Bank 5.000% 11/01/2027 Callable @ 100.000 11/01/2024	100,000	115,964
		652,477
Pre-Refunded (11.7%)
Maine Governmental Facilities Authority 4.000% 10/01/2024 Callable @ 100.000 10/01/2021	200,000	203,278
Maine Health & Higher Educational Facilities Authority 4.000% 07/01/2024 Callable @ 100.000 07/01/2022	270,000	282,128
Maine Health & Higher Educational Facilities Authority 4.750% 07/01/2031 Callable @ 100.000 07/01/2021	70,000	70,531
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2023	15,000	16,632
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2034 Callable @ 100.000 07/01/2024	250,000	287,290
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2039 Callable @ 100.000 07/01/2024	750,000	855,983
		1,715,842
Transportation (4.1%)
City of Portland ME General Airport Revenue 5.000% 07/01/2022	100,000	106,722
City of Portland ME General Airport Revenue 5.000% 07/01/2023	100,000	111,172
City of Portland ME General Airport Revenue 5.000% 07/01/2024 Callable @ 100.000 07/01/2023	100,000	111,369
Maine Turnpike Authority 4.000% 07/01/2032 Callable @ 100.000 07/01/2024	250,000	269,243
		598,506
Utilities (5.2%)
Kennebunk Light & Power District 5.000% 08/01/2022	215,000	215,297
Portland Water District 3.000% 11/01/2039 Callable @ 100.000 11/01/2029	500,000	547,930
		763,227

TOTAL MUNICIPAL BONDS (COST: $12,838,065)		$13,517,717

OTHER ASSETS LESS LIABILITIES (7.9%)		1,163,771

NET ASSETS (100.0%)		$14,681,488

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

NEBRASKA MUNICIPAL FUND
Schedule of Investments April 30, 2021 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (92.1%)

Education (2.6%)
County of Saline NE 3.000% 02/15/2034 Callable @ 100.000 02/15/2029	$365,000	$385,750
County of Saline NE 3.000% 02/15/2035 Callable @ 100.000 02/15/2029	300,000	315,171
Nebraska Educational Health & Social Services Finance Authority 5.050% 09/01/2030 Callable @ 100.000 05/18/2021	250,000	253,725
Southeast Community College 3.000% 03/15/2045 Callable @ 100.000 07/02/2025	500,000	505,395
		1,460,041

General Obligation (35.6%)
Ashland Greenwood Public Schools 3.000% 12/15/2044 Callable @ 100.000 12/15/2030	950,000	1,043,376
Ashland Greenwood Public Schools 3.000% 12/15/2046 Callable @ 100.000 12/15/2030	500,000	542,375
City of Lincoln NE 3.000% 12/01/2039 Callable @ 100.000 06/01/2029	685,000	735,190
City of Omaha NE 3.750% 01/15/2038 Callable @ 100.000 01/15/2027	500,000	548,430
City of Omaha NE 4.000% 04/15/2037 Callable @ 100.000 04/15/2029	500,000	591,465
City of Omaha NE 5.000% 04/15/2027 Callable @ 100.000 04/15/2026	955,000	1,169,799
City of Omaha NE 5.000% 04/15/2028 Callable @ 100.000 04/15/2026	500,000	609,105
City of Sidney NE 4.000% 12/15/2036 Callable @ 100.000 12/15/2021	1,250,000	1,271,625
County of Kearney NE 4.000% 06/01/2024	350,000	387,121
Douglas County School District No 17/NE 2.000% 12/15/2039 Callable @ 100.000 12/15/2030	500,000	494,225
Douglas County School District No 59/NE 3.500% 06/15/2043 Callable @ 100.000 03/15/2024	500,000	519,765
Elkhorn School District 4.000% 12/15/2030 Callable @ 100.000 12/15/2026	500,000	573,470
Elkhorn School District 4.000% 12/15/2034 Callable @ 100.000 12/15/2025	300,000	333,510
Elkhorn School District 4.000% 12/15/2034 Callable @ 100.000 12/15/2028	500,000	588,115
Elkhorn School District 4.000% 12/15/2037 Callable @ 100.000 12/15/2029	300,000	361,674
Elkhorn School District 5.000% 06/15/2022	475,000	500,650
Gretna Public Schools 3.000% 12/15/2046 Callable @ 100.000 12/15/2031	1,000,000	1,103,720
Hall County Airport Authority 5.000% 07/15/2030 Callable @ 100.000 08/15/2021	410,000	420,488
Hall County Airport Authority 5.000% 07/15/2031 Callable @ 100.000 08/15/2021	435,000	444,553
Kearney School District 3.000% 12/15/2024	350,000	381,724
Knox County School District N0 576 4.000% 12/15/2038 Callable @ 100.000 12/15/2023	590,000	626,486
Lancaster County School District 001 5.000% 01/15/2023	750,000	812,115
Omaha School District 3.000% 12/15/2042 Callable @ 100.000 01/30/2030	1,000,000	1,088,350
*Omaha School District 5.000% 12/15/2029 Callable @ 100.000 12/15/2026	1,630,000	2,008,584
Plattsmouth School District 3.000% 12/15/2039 Callable @ 100.000 08/21/2024	1,000,000	1,028,240
Polk County School District No 19 3.000% 06/15/2039 Callable @ 100.000 07/30/2024	455,000	470,748
Ponca Public Schools 3.000% 12/15/2026 Callable @ 100.000 02/26/2025	355,000	385,175
Sarpy County School District No 1 3.500% 12/15/2035 Callable @ 100.000 09/30/2024	250,000	266,980
Superior Public Schools 1.450% 12/15/2022	340,000	346,627
Westside Community Schools 5.000% 12/01/2038 Callable @ 100.000 12/05/2024	235,000	264,164
Westside Community Schools 5.000% 12/01/2039 Callable @ 100.000 12/05/2024	250,000	280,605
		20,198,451
Health Care (3.5%)
Douglas County Hospital Authority No 2 5.000% 05/15/2027 Callable @ 100.000 05/15/2026	200,000	241,916
Madison County Hospital Authority No 1 5.000% 07/01/2031 Callable @ 100.000 07/01/2025	500,000	572,385
Madison County Hospital Authority No 1 5.000% 07/01/2032 Callable @ 100.000 07/01/2025	335,000	382,429
Madison County Hospital Authority No 1 5.000% 07/01/2033 Callable @ 100.000 07/01/2025	450,000	515,084
Madison County Hospital Authority No 1 5.000% 07/01/2034 Callable @ 100.000 07/01/2025	215,000	246,833
		1,958,647
Housing (2.3%)
Nebraska Investment Finance Authority 3.850% 03/01/2038 Callable @ 100.000 09/01/2024	515,000	528,807
Nebraska Investment Finance Authority 3.900% 09/01/2035 Callable @ 100.000 09/01/2024	730,000	768,391
		1,297,198
Other Revenue (0.8%)
Papillion Municipal Facilities Corp 3.000% 12/15/2034 Callable @ 100.000 07/30/2024	435,000	453,836

Pre-Refunded (17.0%)
*City of Lincoln NE Electric System Revenue 5.000% 09/01/2037 Callable @ 100.000 09/01/2022	1,000,000	1,060,030
*City of Omaha NE 5.000% 02/01/2027 Callable @ 100.000 02/01/2022	1,000,000	1,037,410
Grand Island Public Schools 5.000% 12/15/2033 Callable @ 100.000 12/15/2024	500,000	583,970
Grand Island Public Schools 5.000% 12/15/2039 Callable @ 100.000 12/15/2024	500,000	583,970
Gretna Public Schools 5.000% 12/15/2035 Callable @ 100.000 12/15/2025	250,000	303,223
Lincoln County Hospital Authority No 1 5.000% 11/01/2023 Callable @ 100.000 11/01/2021	250,000	255,860
Lincoln County Hospital Authority No 1 5.000% 11/01/2024 Callable @ 100.000 11/01/2021	250,000	255,975
Lincoln County Hospital Authority No 1 5.000% 11/01/2025 Callable @ 100.000 11/01/2021	250,000	255,860
Lincoln County Hospital Authority No 1 5.000% 11/01/2032 Callable @ 100.000 11/01/2021	250,000	255,860
Scotts Bluff County School District No 32 5.000% 12/01/2031 Callable @ 100.000 12/01/2025	250,000	302,583
University of Nebraska 5.000% 05/15/2033 Callable @ 100.000 11/15/2025	250,000	300,393
University of Nebraska 5.000% 05/15/2035 Callable @ 100.000 05/15/2025	500,000	590,685
University of Nebraska 5.000% 07/01/2035 Callable @ 100.000 07/01/2025	1,500,000	1,782,930
University of Nebraska 5.000% 07/01/2038 Callable @ 100.000 07/01/2022	250,000	263,788
University of Nebraska 5.000% 07/01/2042 Callable @ 100.000 01/01/2022	1,000,000	1,032,020
West Haymarket Joint Public Agency 5.000% 12/15/2042 Callable @ 100.000 12/15/2021	750,000	772,905
		9,637,460
Transportation (3.1%)
Omaha Airport Authority 5.000% 12/15/2027 Callable @ 100.000 12/15/2026	500,000	599,390
Omaha Airport Authority 5.000% 12/15/2036 Callable @ 100.000 12/15/2026	1,000,000	1,168,030
		1,767,420
Utilities (27.2%)
*Central Plains Energy Project 5.000% 09/01/2027 Callable @ 100.000 09/01/2022	2,000,000	2,093,300
Central Plains Energy Project 5.000% 09/01/2042 Callable @ 100.000 09/01/2022	500,000	528,745
Central Plains Energy Project 5.250% 09/01/2037 Callable @ 100.000 09/01/2022	500,000	532,975
City of Columbus NE Combined Revenue 4.000% 12/15/2032 Callable @ 100.000 12/15/2026	100,000	113,870
City of Columbus NE Combined Utilities System Revenue 4.000% 06/15/2033 Callable @ 100.000 06/15/2030	300,000	360,792
City of Columbus NE Combined Utilities System Revenue 4.000% 06/15/2034 Callable @ 100.000 06/15/2030	300,000	359,316
City of Columbus NE Combined Utilities System Revenue 4.000% 06/15/2035 Callable @ 100.000 06/15/2030	300,000	357,951
City of Grand Island NE Combined Utility System Revenue 4.000% 08/15/2037 Callable @ 100.000 08/15/2030	300,000	359,019
City of Grand Island NE Sewer System Revenue 5.000% 09/15/2026 Callable @ 100.000 09/17/2023	250,000	280,790
City of Hastings NE Combined Utility Revenue 4.000% 10/15/2032 Callable @ 100.000 10/15/2022	500,000	521,005
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2025 Callable @ 100.000 08/01/2023	275,000	300,154
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2027 Callable @ 100.000 08/01/2023	400,000	433,932
City of Omaha NE Sewer Revenue 4.000% 04/01/2035 Callable @ 100.000 04/01/2026	250,000	278,953
City of Omaha NE Sewer Revenue 4.000% 04/01/2037 Callable @ 100.000 04/01/2030	750,000	900,023
City of Omaha NE Sewer Revenue 4.000% 04/01/2038 Callable @ 100.000 04/01/2030	400,000	474,500
City of Omaha NE Sewer Revenue 4.000% 04/01/2039 Callable @ 100.000 04/01/2030	250,000	295,205
City of Omaha NE Sewer Revenue 5.000% 11/15/2029 Callable @ 100.000 11/15/2024	250,000	285,893
City of Omaha NE Sewer Revenue 5.000% 11/15/2030 Callable @ 100.000 11/15/2024	250,000	285,575
City of Omaha NE Sewer Revenue 5.000% 11/15/2031 Callable @ 100.000 11/15/2024	500,000	571,525
Metropolitan Utilities District of Omaha 4.000% 12/15/2026 Callable @ 100.000 12/15/2022	250,000	265,098
Municipal Energy Agency of Nebraska 5.000% 04/01/2030 Callable @ 100.000 04/01/2022	500,000	520,650
Municipal Energy Agency of Nebraska 5.000% 04/01/2032 Callable @ 100.000 04/01/2022	100,000	103,894
Nebraska Public Power District 5.000% 01/01/2030 Callable @ 100.000 01/01/2022	500,000	515,780
*Nebraska Public Power District 5.000% 01/01/2036 Callable @ 100.000 01/01/2026	2,355,000	2,737,240
Nebraska Public Power District 5.000% 01/01/2041 Callable @ 100.000 01/01/2026	250,000	289,720
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2032 Callable @ 100.000 02/01/2026	400,000	448,332
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2035 Callable @ 100.000 02/01/2026	365,000	407,322
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2031 Callable @ 100.000 02/01/2026	445,000	527,863
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2032 Callable @ 100.000 02/01/2025	250,000	286,585
		15,436,006

TOTAL MUNICIPAL BONDS (COST: 49,765,922)		$52,209,057

OTHER ASSETS LESS LIABILITIES (7.9%)		$4,451,234

NET ASSETS (100.0%)		$56,660,291

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

OKLAHOMA MUNICIPAL BOND
Schedule of Investments April 30, 2021 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (92.2%)

Education (7.6%)
Oklahoma Development Finance Authority 4.000% 08/01/2030 Callable @ 100.000 08/01/2024	$280,000	$305,516
Oklahoma Development Finance Authority 4.000% 08/01/2031 Callable @ 100.000 08/01/2024	290,000	315,071
Oklahoma Development Finance Authority 4.000% 08/01/2032 Callable @ 100.000 08/01/2024	305,000	330,834
Oklahoma Development Finance Authority 4.000% 08/01/2033 Callable @ 100.000 08/01/2024	315,000	341,183
Oklahoma Development Finance Authority 5.000% 06/01/2029 Callable @ 100.000 06/01/2024	250,000	302,875
Oklahoma Development Finance Authority 5.000% 06/01/2034 Callable @ 100.000 06/01/2024	500,000	594,085
Oklahoma Development Finance Authority 5.000% 06/01/2039 Callable @ 100.000 06/01/2024	500,000	551,405
Oklahoma Development Finance Authority 5.000% 06/01/2039 Callable @ 100.000 06/01/2024	500,000	585,440
Oklahoma State University 4.000% 09/01/2036 Callable @ 100.000 09/01/2030	370,000	443,286
Oklahoma State University 5.000% 08/01/2032 Callable @ 100.000 08/01/2028	250,000	312,248
University of Oklahoma/The 4.000% 07/01/2040 Callable @ 100.000 07/01/2025	650,000	704,269
University of Oklahoma/The 5.000% 07/01/2036 Callable @ 100.000 07/01/2025	500,000	565,985
University of Oklahoma/The 5.000% 07/01/2038 Callable @ 100.000 07/01/2025	500,000	564,480
		5,916,675
General Obligation (7.6%)
City of Bartlesville OK 2.000% 12/01/2028	195,000	209,007
City of Broken Arrow OK 2.000% 12/01/2021	500,000	504,915
City of Broken Arrow OK 3.125% 12/01/2035 Callable @ 100.000 12/01/2026	575,000	618,056
City of Broken Arrow OK 4.000% 12/01/2037 Callable @ 100.000 12/01/2028	605,000	691,896
City of Broken Arrow OK 4.000% 12/01/2038 Callable @ 100.000 12/01/2028	610,000	696,230
City of Lawton OK 2.000% 12/01/2022	500,000	513,265
City of Midwest City OK 3.000% 06/01/2041 Callable @ 100.000 06/01/2029	500,000	530,110
#City of Oklahoma City OK 4.000% 03/01/2031	300,000	381,582
*City of Oklahoma City OK 4.000% 03/01/2032 Callable @ 100.000 03/01/2027	1,305,000	1,512,860
City of Perkins OK 3.000% 06/01/2033	125,000	140,179
City of Perkins OK 3.000% 06/01/2034	115,000	129,391
		5,927,491
Health Care (6.6%)
Norman Regional Hospital Authority 3.250% 09/01/2039 Callable @ 100.000 09/01/2029	895,000	949,130
Norman Regional Hospital Authority 5.000% 09/01/2045 Callable @ 100.000 09/01/2029	200,000	244,080
Oklahoma County Finance Authority 4.000% 04/01/2041 Callable @ 100.000 04/01/2031	250,000	294,615
Oklahoma County Finance Authority 4.000% 04/01/2046 Callable @ 100.000 04/01/2031	335,000	390,118
Oklahoma Development Finance Authority 4.000% 08/15/2038 Callable @ 100.000 08/15/2025	250,000	271,623
Oklahoma Development Finance Authority 4.000% 08/15/2048 Callable @ 100.000 08/15/2028	825,000	891,957
Oklahoma Development Finance Authority 5.000% 07/01/2035 Callable @ 100.000 07/01/2025	250,000	270,503
Oklahoma Development Finance Authority 5.000% 08/15/2025	350,000	406,431
Oklahoma Development Finance Authority 5.000% 08/15/2029 Callable @ 100.000 08/15/2025	250,000	281,248
Oklahoma Development Finance Authority 5.000% 08/15/2029 Callable @ 100.000 08/15/2028	345,000	423,111
Oklahoma Development Finance Authority 5.000% 08/15/2033 Callable @ 100.000 08/15/2028	175,000	210,863
Tulsa County Industrial Authority 3.000% 02/01/2037 Callable @ 100.000 02/01/2029	500,000	526,890
		5,160,566
Housing (1.4%)
Oklahoma Housing Finance Agency 3.000% 09/01/2039 Callable @ 100.000 03/01/2028	785,000	818,206
Oklahoma Housing Finance Agency 3.200% 03/01/2042 Callable @ 100.000 03/01/2028	270,000	288,517
		1,106,722

Other Revenue (30.0%)
Bryan County School Finance Authority 4.000% 12/01/2028	385,000	464,298
Bryan County School Finance Authority 4.000% 12/01/2029	415,000	506,557
Bryan County School Finance Authority 4.000% 12/01/2030 Callable @ 100.000 12/01/2029	435,000	529,852
Caddo County Governmental Building Authority 5.000% 09/01/2040 Callable @ 100.000 09/01/2028	1,010,000	1,143,977
City of Oklahoma City OK 5.000% 03/01/2032	250,000	250,285
City of Oklahoma City OK 5.000% 03/01/2033	250,000	250,305
City of Oklahoma City OK 5.000% 03/01/2034	500,000	500,640
Elk City Industrial Authority 3.000% 05/01/2034 Callable @ 100.000 05/01/2029	1,050,000	1,124,865
Elk City Industrial Authority 3.000% 05/01/2039 Callable @ 100.000 05/01/2029	425,000	432,582
Garvin County Educational Facilities Authority 4.000% 09/01/2031	665,000	811,267
Goldsby Public Works Authority 3.000% 08/01/2021	165,000	165,733
Grady County School Finance Authority 5.000% 09/01/2032 Callable @ 100.000 09/01/2028	370,000	457,993
Kingfisher County Educational Facilities Authority 3.000% 03/01/2033 Callable @ 100.000 03/01/2029	250,000	271,513
Kingfisher County Educational Facilities Authority 3.000% 03/01/2035 Callable @ 100.000 03/01/2031	570,000	645,673
Kingfisher County Educational Facilities Authority 3.000% 03/01/2036 Callable @ 100.000 03/01/2031	400,000	444,480
Leflore County Public Facility Authority 3.000% 12/01/2032 Callable @ 100.000 12/01/2029	500,000	539,190
Mannford Public Works Authority 3.000% 01/01/2031 Callable @ 100.000 01/01/2029	500,000	531,095
Marshall County Educational Facilities Authority 4.000% 09/01/2036 Callable @ 100.000 09/01/2030	500,000	594,915
Muskogee Industrial Trust 5.000% 09/01/2026	400,000	481,380
Oklahoma Capitol Improvement Authority 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	940,000	1,001,570
Oklahoma Capitol Improvement Authority 4.000% 07/01/2045 Callable @ 100.000 07/01/2029	500,000	570,090
Oklahoma Capitol Improvement Authority 5.000% 07/01/2035 Callable @ 100.000 07/01/2029	530,000	673,195
Oklahoma City Public Property Authority 5.000% 10/01/2027 Callable @ 100.000 10/01/2025	350,000	410,298
Oklahoma City Public Property Authority 5.000% 10/01/2028 Callable @ 100.000 10/01/2025	400,000	466,600
Oklahoma City Public Property Authority 5.000% 10/01/2029 Callable @ 100.000 10/01/2025	625,000	723,069
Oklahoma City Public Property Authority 5.000% 10/01/2036 Callable @ 100.000 10/01/2025	230,000	262,276
Oklahoma City Public Property Authority 5.000% 10/01/2039 Callable @ 100.000 10/01/2025	835,000	943,583
Oklahoma County Finance Authority 4.000% 09/01/2033 Callable @ 100.000 09/01/2030	250,000	292,768
Oklahoma Development Finance Authority 3.000% 06/01/2029	195,000	217,846
Oklahoma Development Finance Authority 3.000% 06/01/2030	180,000	200,972
Oklahoma Development Finance Authority 4.000% 06/01/2032 Callable @ 100.000 06/01/2030	140,000	168,787
#Oklahoma Development Finance Authority 4.000% 06/01/2032 Callable @ 100.000 06/01/2031	340,000	420,954
Oklahoma Development Finance Authority 4.000% 06/01/2033 Callable @ 100.000 06/01/2030	145,000	174,012
Oklahoma Development Finance Authority 4.000% 06/01/2034 Callable @ 100.000 06/01/2030	150,000	179,289
#Oklahoma Development Finance Authority 4.000% 06/01/2034 Callable @ 100.000 06/01/2031	365,000	446,508
Oklahoma Development Finance Authority 4.000% 06/01/2035 Callable @ 100.000 06/01/2030	155,000	184,701
#Oklahoma Development Finance Authority 4.000% 06/01/2035 Callable @ 100.000 06/01/2031	205,000	249,942
Oklahoma Development Finance Authority 4.000% 06/01/2038 Callable @ 100.000 06/01/2029	725,000	834,888
Oklahoma Development Finance Authority 4.000% 06/01/2040 Callable @ 100.000 06/01/2030	250,000	296,520
Okmulgee County Governmental Building Authority 4.250% 12/01/2035 Callable @ 100.000 12/01/2023	500,000	532,860
Ottawa County Educational Facilities Authority 4.000% 09/01/2022	990,000	1,037,441
Pottawatomie County Facilities Authority 3.000% 09/01/2036 Callable @ 100.000 09/01/2030	500,000	555,730
Sand Springs Municipal Authority 4.000% 01/01/2036 Callable @ 100.000 01/01/2023	500,000	522,500
Sand Springs Municipal Authority 4.250% 01/01/2035 Callable @ 100.000 01/01/2023	250,000	262,475
Tahlequah Public Facilities Authority 4.000% 04/01/2023	550,000	588,973
Tulsa County Industrial Authority 4.000% 12/01/2030 Callable @ 100.000 12/01/2026	250,000	289,600
Tulsa Public Facilities Authority 3.000% 06/01/2031 Callable @ 100.000 06/01/2025	200,000	212,368
Wagoner County School Development Authority 4.000% 09/01/2027	500,000	585,710
		23,452,124

Pre-Refunded (6.1%)
City of Broken Arrow OK 4.125% 08/01/2031 Callable @ 100.000 08/01/2021	180,000	181,969
Oklahoma Capitol Improvement Authority 4.000% 07/01/2043 Callable @ 100.000 07/01/2026	500,000	583,290
Oklahoma Capitol Improvement Authority 4.000% 10/01/2024 Callable @ 100.000 10/01/2021	800,000	813,968
Oklahoma Capitol Improvement Authority 4.000% 10/01/2025 Callable @ 100.000 10/01/2021	1,000,000	1,017,460
Oklahoma City Water Utilities Trust 5.000% 07/01/2031 Callable @ 100.000 07/01/2021	250,000	252,063
Oklahoma Development Finance Authority 5.000% 02/15/2042 Callable @ 100.000 02/15/2022	250,000	259,445
*Oklahoma Municipal Power Authority 5.750% 01/01/2024	370,000	418,481
Oklahoma Water Resources Board 4.000% 04/01/2025 Callable @ 100.000 04/01/2022	150,000	155,531
Sapulpa Municipal Authority 5.000% 04/01/2028 Callable @ 100.000 04/01/2023	750,000	813,053
University of Oklahoma/The 5.000% 07/01/2037 Callable @ 100.000 07/01/2021	290,000	292,346
		4,787,605

Transportation (9.5%)
Oklahoma Capitol Improvement Authority 4.000% 07/01/2045 Callable @ 100.000 07/01/2030	2,000,000	2,324,140
Oklahoma Turnpike Authority 4.000% 01/01/2038 Callable @ 100.000 01/01/2027	100,000	114,317
Oklahoma Turnpike Authority 4.000% 01/01/2042 Callable @ 100.000 01/01/2027	1,000,000	1,139,060
*Tulsa Airports Improvement Trust 4.000% 06/01/2035 Callable @ 100.000 06/01/2028	1,355,000	1,506,354
Tulsa Airports Improvement Trust 4.000% 06/01/2036 Callable @ 100.000 06/01/2028	145,000	161,188
Tulsa Airports Improvement Trust 5.000% 06/01/2023 Callable @ 100.000 06/01/2021	420,000	421,802
Tulsa Airports Improvement Trust 5.000% 06/01/2024 Callable @ 100.000 06/01/2021	230,000	230,968
Tulsa Airports Improvement Trust 5.000% 06/01/2027	300,000	364,920
Tulsa Airports Improvement Trust 5.250% 06/01/2025 Callable @ 100.000 06/01/2021	245,000	246,066
Tulsa Airports Improvement Trust 5.250% 06/01/2026 Callable @ 100.000 06/01/2021	360,000	361,512
Tulsa Parking Authority 4.000% 07/01/2025 Callable @ 100.000 07/01/2021	500,000	503,095
		7,373,421
Utilities (23.4%)
Clinton Public Works Authority 4.000% 12/01/2034 Callable @ 100.000 12/01/2024	750,000	807,608
Clinton Public Works Authority 4.000% 12/01/2039 Callable @ 100.000 12/01/2024	500,000	537,425
Coweta Public Works Authority 4.000% 08/01/2032 Callable @ 100.000 08/01/2026	1,000,000	1,138,550
Edmond Public Works Authority 4.000% 07/01/2047 Callable @ 100.000 07/01/2027	1,000,000	1,144,130
Edmond Public Works Authority 5.000% 07/01/2032 Callable @ 100.000 07/01/2027	500,000	612,760
Jenks Public Works Authority 3.000% 08/01/2029 Callable @ 100.000 08/01/2024	325,000	343,122
Miami Special Utility Authority 4.000% 12/01/2036 Callable @ 100.000 12/01/2026	500,000	566,925
Oklahoma City Water Utilities Trust 4.000% 07/01/2039 Callable @ 100.000 07/01/2025	175,000	190,787
Oklahoma City Water Utilities Trust 5.000% 07/01/2034 Callable @ 100.000 07/01/2025	100,000	115,642
Oklahoma Water Resources Board 4.000% 04/01/2033 Callable @ 100.000 04/01/2030	500,000	613,930
Oklahoma Water Resources Board 4.000% 10/01/2038 Callable @ 100.000 10/01/2028	325,000	382,174
Oklahoma Water Resources Board 4.000% 10/01/2043 Callable @ 100.000 10/01/2028	830,000	965,514
Oklahoma Water Resources Board 4.000% 10/01/2045 Callable @ 100.000 10/01/2030	955,000	1,153,344
Oklahoma Water Resources Board 4.000% 10/01/2045 Callable @ 100.000 10/01/2030	465,000	559,325
Oklahoma Water Resources Board 4.000% 10/01/2048 Callable @ 100.000 10/01/2028	1,460,000	1,670,766
Oklahoma Water Resources Board 4.000% 10/01/2050 Callable @ 100.000 10/01/2030	515,000	615,013
Oklahoma Water Resources Board 5.000% 04/01/2032 Callable @ 100.000 04/01/2022	140,000	145,634
Oklahoma Water Resources Board 5.000% 10/01/2029 Callable @ 100.000 10/01/2024	250,000	284,783
Oklahoma Water Resources Board 5.000% 10/01/2033 Callable @ 100.000 10/01/2024	500,000	567,560
Sand Springs Municipal Authority Water Sewer Utility & 1% Sales Tax Revenue 3.000% 11/01/2038 Callable @ 100.000 11/01/2028	980,000	1,055,039
*Sand Springs Municipal Authority Water Sewer Utility & 1% Sales Tax Revenue 3.000% 11/01/2042 Callable @ 100.000 11/01/2028	1,500,000	1,609,965
*Washington County Rural Water District No 3 3.000% 09/15/2041 Callable @ 100.000 03/01/2028	3,000,000	3,194,760
		18,274,754

TOTAL MUNICIPAL BONDS (COST: $68,979,594)		$71,999,359

OTHER ASSETS LESS LIABILITIES (7.8%)		$6,091,096

NET ASSETS (100.0%)		$78,090,455

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#When-issued purchase as of April 30, 2021.

VIKING TAX-FREE FUND FOR MONTANA
Schedule of Investments April 30, 2021 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (89.8%)

Education (1.4%)
Montana State Board of Regents 4.000% 11/15/2025 Callable @ 100.000 11/15/2022	$500,000	$530,190
Montana State Board of Regents 5.000% 11/15/2025 Callable @ 100.000 11/15/2023	500,000	561,080
Montana State Board of Regents 5.000% 11/15/2030 Callable @ 100.000 11/15/2023	240,000	262,080
		1,353,350
General Obligation (44.6%)
Broadwater County K 12 School District No 1 Townsend 3.000% 07/01/2038 Callable @ 100.000 07/01/2030	475,000	516,819
Broadwater County K 12 School District No 1 Townsend 3.000% 07/01/2039 Callable @ 100.000 07/01/2030	410,000	444,661
Carbon County High School District No 1 Red Lodge 3.000% 07/01/2039 Callable @ 100.000 01/01/2031	475,000	525,070
Carbon County High School District No 1 Red Lodge 3.000% 07/01/2041 Callable @ 100.000 01/01/2031	255,000	280,217
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2037 Callable @ 100.000 01/01/2031	580,000	648,782
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2038 Callable @ 100.000 01/01/2031	600,000	669,450
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2039 Callable @ 100.000 01/01/2031	620,000	689,428
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2040 Callable @ 100.000 01/01/2031	535,000	592,898
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2041 Callable @ 100.000 01/01/2031	500,000	552,705
Cascade County Elementary School District No 1 Great Falls 4.000% 07/01/2031 Callable @ 100.000 07/01/2027	700,000	814,086
City & County of Butte Silver Bow MT 4.000% 07/01/2030 Callable @ 100.000 07/01/2026	225,000	256,340
City & County of Butte Silver Bow MT 4.000% 07/01/2032 Callable @ 100.000 07/01/2026	240,000	271,692
City & County of Butte Silver Bow MT 4.500% 07/01/2034 Callable @ 100.000 07/01/2026	850,000	985,618
City of Bozeman MT 4.000% 07/01/2028 Callable @ 100.000 01/01/2024	540,000	592,672
City of Bozeman MT 4.000% 07/01/2034 Callable @ 100.000 07/01/2029	500,000	591,610
City of Fort Benton MT 3.000% 07/01/2035 Callable @ 100.000 07/01/2030	715,000	794,451
City of Fort Benton MT 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	770,000	838,468
City of Missoula MT 4.000% 07/01/2031 Callable @ 100.000 07/01/2025	250,000	280,313
County of Ravalli MT 4.250% 07/01/2030 Callable @ 100.000 07/01/2024	755,000	829,277
Desmet School District No 20 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	320,000	349,862
DeSmet School District No 20 3.000% 07/01/2041 Callable @ 100.000 07/01/2031	200,000	223,852
Flathead County High School District No 5 Kalispell 5.000% 07/01/2039 Callable @ 100.000 07/01/2028	455,000	569,287
Flathead County School District No 6 Columbia Falls 4.000% 07/01/2039 Callable @ 100.000 07/01/2030	1,000,000	1,180,840
Gallatin County High School District No 7 Bozeman 3.000% 06/01/2035 Callable @ 100.000 06/01/2027	300,000	320,958
Gallatin County High School District No 7 Bozeman 3.000% 12/01/2034 Callable @ 100.000 06/01/2027	500,000	538,050
Gallatin County MO Etc MO High School District No J 24 Three Forks 4.000% 07/01/2037 Callable @ 100.000 07/01/2030	605,000	717,209
Gallatin County School District No 27 Monforton 4.250% 06/15/2026 Callable @ 100.000 06/15/2023	415,000	449,499
Gallatin County School District No 3 Manhattan 4.000% 07/01/2034 Callable @ 100.000 07/01/2026	465,000	524,334
Gallatin County School District No 44 Belgrade 3.500% 06/15/2028 Callable @ 100.000 06/15/2021	575,000	577,444
Gallatin County School District No 44 Belgrade 4.000% 06/01/2031 Callable @ 100.000 06/01/2029	265,000	317,754
Gallatin County School District No 44 Belgrade 4.000% 06/01/2036 Callable @ 100.000 06/01/2029	345,000	406,893
Gallatin County School District No 7 Bozeman 4.000% 12/01/2032 Callable @ 100.000 06/01/2026	610,000	688,123
Gallatin County School District No 7 Bozeman 4.000% 12/01/2033 Callable @ 100.000 06/01/2026	260,000	292,560
Gallatin County School District No 72 Ophir 4.000% 07/01/2034 Callable @ 100.000 07/01/2030	310,000	372,623
Gallatin County School District No 72 Ophir 4.000% 07/01/2035 Callable @ 100.000 07/01/2030	535,000	640,727
Gallatin County School District No 72 Ophir 4.000% 07/01/2036 Callable @ 100.000 07/01/2030	565,000	677,718
Gallatin County School District No 72 Ophir 4.000% 07/01/2037 Callable @ 100.000 07/01/2030	800,000	952,848
Hellgate School District No 4 5.000% 06/15/2028 Callable @ 100.000 06/15/2027	500,000	628,465
Hellgate School District No 4 5.000% 06/15/2029 Callable @ 100.000 06/15/2027	500,000	622,820
Hellgate School District No 4 5.000% 06/15/2030 Callable @ 100.000 06/15/2027	500,000	618,195
*Missoula County Elementary School District No 1 4.000% 07/01/2032 Callable @ 100.000 07/01/2026	500,000	564,155
Missoula County Elementary School District No 1 4.000% 07/01/2033 Callable @ 100.000 07/01/2026	750,000	849,503
Missoula County School District No 7 Lolo 3.000% 07/01/2045 Callable @ 100.000 07/01/2031	470,000	503,567
Missoula County School District No 7 Lolo 3.000% 07/01/2046 Callable @ 100.000 07/01/2031	480,000	512,928
Missoula County School District No 7 Lolo 3.000% 07/01/2047 Callable @ 100.000 07/01/2031	510,000	544,027
Missoula County School District No 7 Lolo 3.000% 07/01/2048 Callable @ 100.000 07/01/2031	540,000	574,004
Missoula High School District No 1 4.000% 07/01/2032 Callable @ 100.000 07/01/2026	275,000	312,345
Ravalli & Missoula Counties Joint School District No 15 6 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	250,000	292,085
Ravalli & Missoula Counties Joint School District No 15 6 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	250,000	291,260
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2037 Callable @ 100.000 07/01/2029	250,000	290,640
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	965,000	1,120,288
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	355,000	410,962
*Silver Bow County School District No 1 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	1,960,000	2,275,403
State of Montana 4.000% 08/01/2023	385,000	420,905
State of Montana 4.000% 08/01/2026 Callable @ 100.000 08/01/2024	855,000	959,233
State of Montana 4.000% 08/01/2027 Callable @ 100.000 08/01/2024	480,000	535,906
State of Montana 5.000% 08/01/2030	500,000	678,550
Stillwater County Elementary School District No 6 Columbus 5.000% 07/01/2039 Callable @ 100.000 07/01/2029	300,000	378,684
Stillwater County High School District No 6 Columbus 4.000% 07/01/2037 Callable @ 100.000 07/01/2029	530,000	632,105
Stillwater County High School District No 6 Columbus 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	275,000	325,886
Valley County K 12 School District No 1 A Glasgow/MT 4.250% 07/01/2031 Callable @ 100.000 07/01/2023	450,000	484,565
Wibaux County School District No 6 Wibaux 3.000% 07/01/2029 Callable @ 100.000 07/01/2025	355,000	379,307
Yellowstone County High School District No 7 Laurel 3.000% 07/01/2025	225,000	246,530
Yellowstone County K 12 School District No 26 Lockwood 5.000% 07/01/2037 Callable @ 100.000 07/01/2028	1,000,000	1,240,360
Yellowstone County K 12 School District No 26 Lockwood 5.000% 07/01/2038 Callable @ 100.000 07/01/2028	1,500,000	1,833,120
Yellowstone County School District No 2 Billings 3.000% 06/15/2032 Callable @ 100.000 12/15/2027	630,000	687,922
Yellowstone County School District No 2 Billings 3.000% 06/15/2034 Callable @ 100.000 12/15/2027	315,000	341,041
Yellowstone County School District No 2 Billings 3.000% 06/15/2035 Callable @ 100.000 12/15/2027	430,000	460,831
Yellowstone County School District No 2 Billings 5.000% 06/15/2024	500,000	578,380
Yellowstone County School District No 8 Elder Grove 4.000% 07/01/2037 Callable @ 100.000 07/01/2028	875,000	1,004,754
		42,573,860
Health Care (15.6%)
County of Yellowstone MT 4.000% 10/01/2029 Callable @ 100.000 10/01/2024	710,000	785,927
Montana Facility Finance Authority 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	2,000,000	2,170,820
Montana Facility Finance Authority 4.000% 01/01/2037 Callable @ 100.000 01/01/2030	200,000	237,934
Montana Facility Finance Authority 4.000% 01/01/2038 Callable @ 100.000 01/01/2030	1,000,000	1,177,000
*Montana Facility Finance Authority 4.000% 07/01/2035 Callable @ 100.000 07/01/2030	1,075,000	1,222,727
Montana Facility Finance Authority 4.500% 07/01/2023	1,025,000	1,025,830
*Montana Facility Finance Authority 4.650% 07/01/2024	1,365,000	1,366,037
Montana Facility Finance Authority 4.750% 07/01/2025	380,000	380,236
Montana Facility Finance Authority 5.000% 06/01/2028 Callable @ 100.000 12/01/2024	1,015,000	1,140,038
Montana Facility Finance Authority 5.000% 06/01/2029 Callable @ 100.000 06/01/2025	915,000	1,036,064
Montana Facility Finance Authority 5.000% 06/01/2035 Callable @ 100.000 06/01/2028	425,000	516,243
Montana Facility Finance Authority 5.000% 06/01/2036 Callable @ 100.000 06/01/2028	700,000	847,175
Montana Facility Finance Authority 5.000% 07/01/2032 Callable @ 100.000 07/01/2028	1,000,000	1,217,680
Montana Facility Finance Authority 5.000% 07/01/2033 Callable @ 100.000 07/01/2028	1,000,000	1,208,690
Montana Facility Finance Authority 5.000% 08/15/2048 Callable @ 100.000 08/15/2028	500,000	606,470
		14,938,871
Housing (7.1%)
Montana Board of Housing 2.250% 12/01/2040 Callable @ 100.000 12/01/2029	500,000	503,395
Montana Board of Housing 2.800% 12/01/2039 Callable @ 100.000 06/01/2029	895,000	928,554
Montana Board of Housing 3.000% 12/01/2023 Callable @ 100.000 12/01/2022	70,000	71,455
Montana Board of Housing 3.000% 12/01/2045 Callable @ 100.000 06/01/2029	500,000	515,385
Montana Board of Housing 3.100% 06/01/2021	260,000	260,369
Montana Board of Housing 3.150% 06/01/2024 Callable @ 100.000 12/01/2022	270,000	278,132
Montana Board of Housing 3.150% 12/01/2024 Callable @ 100.000 12/01/2022	95,000	97,452
Montana Board of Housing 3.250% 12/01/2044 Callable @ 100.000 12/01/2028	1,500,000	1,576,800
Montana Board of Housing 3.350% 06/01/2025 Callable @ 100.000 12/01/2022	125,000	127,826
Montana Board of Housing 3.400% 12/01/2033 Callable @ 100.000 12/01/2027	460,000	504,077
Montana Board of Housing 3.800% 12/01/2038 Callable @ 100.000 06/01/2028	990,000	1,088,238
Montana Board of Housing 3.875% 12/01/2023 Callable @ 100.000 06/01/2023	130,000	135,699
Montana Board of Housing 4.050% 06/01/2024 Callable @ 100.000 06/01/2023	115,000	122,380
Montana Board of Housing 4.050% 12/01/2024 Callable @ 100.000 06/01/2023	330,000	347,800
Montana Board of Housing 4.650% 12/01/2028 Callable @ 100.000 06/01/2023	185,000	194,785
		6,752,347
Other Revenue (8.8%)
City & County of Butte Silver Bow MT 5.000% 07/01/2021	210,000	211,058
City of Billings MT 4.000% 07/01/2036 Callable @ 100.000 07/01/2030	405,000	462,093
City of Billings MT 4.375% 07/01/2029 Callable @ 100.000 01/01/2023	490,000	500,334
City of Billings MT 4.800% 07/01/2022	25,000	25,005
City of Billings MT 5.000% 07/01/2032 Callable @ 100.000 07/01/2028	710,000	805,616
*City of Billings MT 5.000% 07/01/2033 Callable @ 100.000 01/01/2023	900,000	929,286
City of Billings MT 5.500% 07/01/2026 Callable @ 100.000 07/01/2021	205,000	205,726
City of Great Falls MT 3.000% 07/01/2035 Callable @ 100.000 07/01/2030	1,005,000	1,023,030
City of Kalispell MT 5.000% 07/01/2033 Callable @ 100.000 07/01/2028	500,000	625,265
City of Livingston MT 4.000% 07/01/2034 Callable @ 100.000 01/01/2029	525,000	597,828
City of Missoula MT 4.750% 07/01/2027	105,000	105,056
City of Missoula MT 5.125% 07/01/2026	125,000	125,031
City of Missoula MT 6.000% 07/01/2030	200,000	200,054
Gallatin County Rural Improvement District 5.500% 07/01/2025	400,000	400,332
*Gallatin County Rural Improvement District 6.000% 07/01/2030	1,000,000	1,000,390
Madison County Rural Improvement District 5.500% 07/01/2025	185,000	185,150
*Madison County Rural Improvement District 6.000% 07/01/2030	1,000,000	1,000,370
		8,401,623
Pre-Refunded (6.5%)
*Montana State Board of Regents 4.000% 05/15/2025 Callable @ 100.000 05/15/2022	2,000,000	2,082,460
Montana State Board of Regents 4.000% 05/15/2026 Callable @ 100.000 05/15/2022	1,145,000	1,192,208
Montana State Board of Regents 5.000% 11/15/2023 Callable @ 100.000 11/15/2021	250,000	256,758
Yellowstone County School District No 2 Billings 5.000% 06/15/2026 Callable @ 100.000 06/15/2024	515,000	590,664
Yellowstone County School District No 2 Billings 5.000% 06/15/2027 Callable @ 100.000 06/15/2024	1,000,000	1,143,210
Yellowstone County School District No 2 Billings 5.000% 06/15/2031 Callable @ 100.000 06/15/2025	350,000	407,589
Yellowstone County School District No 2 Billings 5.000% 06/15/2032 Callable @ 100.000 06/15/2025	435,000	505,044
		6,177,932
Transportation (1.6%)
Missoula Parking Commission 4.000% 10/01/2026 Callable @ 100.000 04/01/2024	835,000	916,496
Missoula Special Improvement Districts/MT 4.600% 07/01/2024	100,000	100,100
Missoula Special Improvement Districts/MT 4.600% 07/01/2025	105,000	105,092
Missoula Special Improvement Districts/MT 5.400% 07/01/2029	370,000	370,137
		1,491,825
Utilities (4.2%)
City of Billings MT 5.000% 07/01/2031 Callable @ 100.000 07/01/2027	260,000	322,213
City of Billings MT Solid Waste System Revenue 3.500% 07/01/2039 Callable @ 100.000 07/01/2027	1,510,000	1,653,979
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2025 Callable @ 100.000 07/01/2023	215,000	233,157
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2026 Callable @ 100.000 07/01/2023	225,000	243,088
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2028 Callable @ 100.000 07/01/2025	250,000	284,758
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2029 Callable @ 100.000 07/01/2025	250,000	281,675
City of Dillon MT Water & Sewer System Revenue 4.000% 07/01/2033 Callable @ 100.000 07/01/2025	250,000	280,385
City of Missoula MT Water System Revenue 4.000% 07/01/2037 Callable @ 100.000 07/01/2028	600,000	711,144
		4,010,397

TOTAL MUNICPAL BONDS (COST: $81,506,631)		$85,700,206

OTHER ASSETS LESS LIABILITIES (10.2%)		$9,749,480

NET ASSETS (100.0%)		$95,449,686

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

VIKING TAX-FREE FUND FOR NORTH DAKOTA
Schedule of Investments April 30, 2021 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (87.6%)

Education (9.1%)
State Board of Higher Education of the State of North Dakota 3.125% 07/01/2037 Callable @ 100.000 07/01/2029	$200,000	$197,944
State Board of Higher Education of the State of North Dakota 3.200% 07/01/2039 Callable @ 100.000 07/01/2029	200,000	197,634
State Board of Higher Education of the State of North Dakota 3.250% 04/01/2037 Callable @ 100.000 04/01/2027	250,000	264,550
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2025 Callable @ 100.000 04/01/2024	415,000	462,165
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2028 Callable @ 100.000 04/01/2024	365,000	393,908
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2033 Callable @ 100.000 04/01/2025	500,000	546,070
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2044 Callable @ 100.000 04/01/2029	500,000	573,785
University of North Dakota 5.000% 04/01/2024 Callable @ 100.000 04/01/2022	250,000	261,253
		2,897,308
General Obligation (20.2%)
City of Fargo ND 4.000% 05/01/2023 Callable @ 100.000 05/01/2021	300,000	300,036
City of Grand Forks ND 4.000% 12/01/2039 Callable @ 100.000 12/01/2028	470,000	540,368
City of Grand Forks ND 4.500% 05/01/2032 Callable @ 100.000 05/01/2025	240,000	264,917
City of Horace ND 3.000% 05/01/2037 Callable @ 100.000 05/01/2026	500,000	525,885
City of Horace ND 4.250% 05/01/2035 Callable @ 100.000 05/01/2023	340,000	355,011
City of Minot ND Airport Revenue 3.500% 10/01/2025 Callable @ 100.000 10/01/2022	570,000	594,037
City of Minot ND Airport Revenue 4.000% 10/01/2028 Callable @ 100.000 10/01/2022	355,000	369,985
City of West Fargo ND 2.000% 05/01/2037 Callable @ 100.000 05/01/2026	500,000	502,375
City of West Fargo ND 2.250% 05/01/2040 Callable @ 100.000 05/01/2026	500,000	504,015
City of Williston ND 4.000% 05/01/2035 Callable @ 100.000 05/01/2023	200,000	208,778
City of Williston ND 4.000% 05/01/2038 Callable @ 100.000 05/01/2023	230,000	239,492
Dickinson Public School District No 1 4.000% 08/01/2034 Callable @ 100.000 08/01/2025	400,000	441,344
Mandan Public School District No 1 3.125% 08/01/2024 Callable @ 100.000 08/01/2022	200,000	207,880
Nesson Public School District No 2 4.000% 08/01/2039 Callable @ 100.000 08/01/2027	500,000	559,110
Thompson Public School District No 61 1.550% 08/01/2038 Callable @ 100.000 08/01/2028	275,000	266,032
West Fargo Public School District No 6 3.000% 08/01/2036 Callable @ 100.000 08/01/2028	500,000	555,620
		6,434,885
Health Care (15.2%)
City of Grand Forks ND 4.000% 12/01/2027 Callable @ 100.000 12/01/2021	400,000	405,368
City of Grand Forks ND 5.000% 12/01/2022 Callable @ 100.000 12/01/2021	500,000	514,205
City of Grand Forks ND 5.000% 12/01/2032 Callable @ 100.000 12/01/2021	250,000	254,865
City of Grand Forks ND 5.125% 12/01/2025	250,000	273,348
City of Langdon ND 6.200% 01/01/2025	130,000	130,108
County of Burleigh ND 3.500% 11/01/2028 Callable @ 101.000 11/01/2025	215,000	221,237
County of Burleigh ND 4.000% 11/01/2032 Callable @ 101.000 11/01/2025	250,000	256,523
County of Cass ND 4.125% 02/15/2037 Callable @ 100.000 02/15/2028	595,000	673,629
*County of Cass ND 4.250% 02/15/2043 Callable @ 100.000 02/15/2028	1,290,000	1,447,832
County of Cass ND 5.000% 02/15/2033 Callable @ 100.000 02/15/2028	445,000	539,892
County of Ward ND 5.000% 06/01/2053 Callable @ 100.000 06/01/2028	100,000	113,293
		4,830,299
Housing (8.4%)
North Dakota Housing Finance Agency 2.950% 07/01/2039 Callable @ 100.000 01/01/2029	250,000	263,913
North Dakota Housing Finance Agency 3.000% 07/01/2040 Callable @ 100.000 07/01/2029	315,000	330,246
North Dakota Housing Finance Agency 3.050% 07/01/2021	135,000	135,207
North Dakota Housing Finance Agency 3.050% 07/01/2043 Callable @ 100.000 01/01/2029	250,000	259,983
North Dakota Housing Finance Agency 3.500% 07/01/2035 Callable @ 100.000 07/01/2028	235,000	256,752
North Dakota Housing Finance Agency 3.550% 07/01/2033 Callable @ 100.000 07/01/2027	185,000	200,941
*North Dakota Housing Finance Agency 3.550% 07/01/2040 Callable @ 100.000 07/01/2026	680,000	723,058
North Dakota Housing Finance Agency 3.750% 07/01/2038	470,000	499,356
		2,669,454
Other Revenue (22.6%)
City of Grand Forks ND 5.000% 12/15/2028 Callable @ 100.000 12/15/2025	250,000	297,830
*City of Mandan ND 3.250% 09/01/2041 Callable @ 100.000 09/01/2024	1,250,000	1,289,788
*City of Mandan ND 4.000% 09/01/2034 Callable @ 100.000 09/01/2024	500,000	539,500
City of Minot ND 2.000% 10/01/2042 Callable @ 100.000 10/01/2028	595,000	577,483
County of Barnes ND 4.000% 05/01/2032 Callable @ 100.000 05/01/2025	250,000	274,090
County of Barnes ND 4.000% 05/01/2040 Callable @ 100.000 05/01/2025	500,000	540,685
Jamestown Park District/ND 3.000% 07/01/2035 Callable @ 100.000 07/01/2024	500,000	517,040
Jamestown Park District/ND 4.000% 07/01/2032 Callable @ 100.000 07/01/2024	500,000	537,680
Jamestown Park District/ND 4.000% 07/01/2033 Callable @ 100.000 07/01/2024	345,000	370,299
Minot Park District 3.000% 12/01/2028 Callable @ 100.000 12/01/2023	250,000	261,058
Minot Park District 3.750% 12/01/2038 Callable @ 100.000 12/01/2025	435,000	469,317
North Dakota Public Finance Authority 4.000% 06/01/2028 Callable @ 100.000 06/01/2024	265,000	289,915
North Dakota Public Finance Authority 4.000% 06/01/2030 Callable @ 100.000 06/01/2023	400,000	424,572
North Dakota Public Finance Authority 4.500% 06/01/2026 Callable @ 100.000 06/01/2021	400,000	401,520
North Dakota Public Finance Authority 5.000% 06/01/2028 Callable @ 100.000 06/01/2025	130,000	152,399
North Dakota Public Finance Authority 5.000% 06/01/2031	240,000	240,060
		7,183,236
Pre-Refunded (7.0%)
City of Fargo ND 6.000% 11/01/2028 Callable @ 100.000 11/01/2021	500,000	513,895
County of Burleigh ND 4.500% 07/01/2032 Callable @ 100.000 07/01/2022	250,000	262,783
County of Burleigh ND 5.000% 07/01/2022	300,000	318,078
County of Burleigh ND 5.000% 07/01/2035 Callable @ 100.000 07/01/2021	500,000	504,045
County of Burleigh ND Multi County Sales Tax Revenue 4.000% 11/01/2032 Callable @ 100.000 11/01/2022	400,000	415,960
Grand Forks Regional Airport Authority 4.500% 06/01/2028 Callable @ 100.000 06/01/2021	230,000	230,846
		2,245,607
Transportation (1.2%)
Grand Forks Regional Airport Authority 4.500% 06/01/2028 Callable @ 100.000 06/01/2021	370,000	371,421

Utilities (3.9%)
City of Grand Forks ND Sanitation Revenue 2.600% 09/01/2038 Callable @ 100.000 09/01/2027	290,000	298,671
City of Grand Forks ND Sanitation Revenue 2.625% 09/01/2040 Callable @ 100.000 09/01/2027	485,000	496,732
City of West Fargo ND Water & Sewer Revenue 2.625% 11/01/2034 Callable @ 100.000 11/01/2025	250,000	254,853
Mclean Sheridan Water District 2.000% 09/01/2038 Callable @ 100.000 09/01/2028	205,000	201,052
		1,251,307

TOTAL MUNICIPAL BONDS (COST: $26,747,121)		$27,883,517

OTHER ASSETS LESS LIABILITIES (12.4%)		3,949,877

NET ASSETS (100.0%)		$31,833,394

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

NOTE: INVESTMENT IN SECURITIES (unaudited)
April 30, 2021, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
	Kansas Municipal Fund	Maine Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Viking Tax-Free Fund for Montana	Viking Tax-Free Fund for North Dakota
Investments at cost	$68,537,222	$12,838,065	$49,765,922	$68,979,594	$81,506,631	$26,747,121
Unrealized appreciation	$4,032,990	$679,652	$2,494,666	$3,108,267	$4,277,997	$1,200,057
Unrealized depreciation	($72,634)	$0	($51,531)	($88,502)	($84,422)	($63,661)
Net unrealized appreciation (depreciation)*	$3,960,356	$679,652	$2,443,135	$3,019,765	$4,193,575	$1,136,396

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2021:

Kansas Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$72,497,578	$0	$72,497,578
Total	$0	$72,497,578	$0	$72,497,578
Maine Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$13,517,717	$0	$13,517,717
Total	$0	$13,517,717	$0	$13,517,717
Nebraska Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$52,209,057	$0	$52,209,057
Total	$0	$52,209,057	$0	$52,209,057
Oklahoma Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	0	71,999,359	0	71,999,359
Total	$0	71,999,359	$0	71,999,359
Viking Tax-Free Fund for Montana

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$85,700,206	$0	$85,700,206
Total	$0	$85,700,206	$0	$85,700,206
Viking Tax-Free Fund for North Dakota

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$27,883,517	$0	$27,883,517
Total	$0	$27,883,517	$0	$27,883,517